Standards issued but not yet effective	12 Months Ended
Dec. 31, 2025
Standards issued but not yet effective
Standards issued but not yet effective

4. Standards issued but not yet effective

Up to the date of issue of these financial statements, the following standards and interpretations had been issued which are not mandatory for the year ended December 31, 2025 and which have not been adopted in these financial statements. These include the following which may be relevant to the Company.

(a)	New standards and amendments applicable 1 January 2025

The Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2024. These amendments did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Amendments to IAS 21	The Effects of Changes in Foreign Exchange Rates
Amendments to IFRS 16	Leases regarding sale and leaseback transactions
Annual Improvements to IFRS Standards 2022–2024 Cycle	Disclosure contents such as financial instruments and consolidated financial statements.

(b)	New standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards that have been published that are not mandatory for December 31, 2025 reporting periods and have not been early adopted by the Company are as follows:

Amendments	Effective for annual periods beginning on or after
Amendments to the IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments*	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements**	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures*	January 1, 2027
Amendments to IAS 21. The Effects of Changes in Foreign Exchange Rates: Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	January 1, 2027